Trade receivables and other assets	6 Months Ended
Jun. 30, 2021
Trade receivables and other assets
Trade receivables and other assets

7Trade receivables and other assets

in EUR k	Dec 31, 2020	June 30, 2021
Non‑current
Other assets - Rental deposits	1,867	2,923
Other assets – Others	100	100
	1,967	3,023
Current
Trade receivables, net	25,656	15,630
Contract assets, net	3,543	2,860
Other assets	8,286	6,064
	37,485	24,554
Total non-current and current trade receivables and other assets	39,452	27,577

Other non-current assets

The non-current portion of other assets mainly include cash deposits of EUR 2,250k used to secure a bank guarantee of EUR 3,000k relating to the leases of the Rostock headquarters building, cash deposits of EUR 192k, used to secure a bank guarantee of EUR 257k, relating to the leases of the Berlin office and EUR 285k for the leases of certain plant and machineries. It also includes the non-current part of the consideration receivable for the sale of LPC for EUR 100k. (see note 6.2).

Trade receivables and contract assets

Trade receivables are non-interest bearing and are generally due in 30 to 90 days. In general, portfolio-based expected credit loss allowances are recognized on trade receivables and contract assets.

in EUR k	Dec, 2020	June 30, 2021
Not past due	24,185	11,826
Past due 1-30 days	2,228	3,293
Past due 31-90 days	797	2,474
Past due more than 90 days	6,757	6,275
Total gross amount of trade receivables and contract assets	33,967	23,868

Expected credit loss rate
Not past due	1.6%	1.2%
Past due 1-30 days	3.1%	3.6%
Past due 31-90 days	7.7%	11.8%
Past due more than 90 days	63.0%	77.0%
Expected credit loss rate on total gross trade receivables and contract assets	14.0%	22.7%

Expected credit loss	4,768	5,378

The addition to the allowance for expected credit losses amounts to EUR 580k and EUR 675k for the three and six months ended June 30, 2021, respectively, which was included in the impairment of financial assets in the profit and loss account (the three and six months ended June 30, 2020: EUR 500k and EUR 1,674k).

Other current assets

The current assets include no VAT receivables (December 31, 2020: EUR 226k), prepaid expenses of EUR 2,873k (December 31, 2020: EUR 4,431k), receivables related to exercised share-based payment grants of EUR 283k (December 31, 2020: EUR 1,253k receivables), receivables related to COVID-19 bank or credit card transactions of EUR 435k (December 31, 2020: EUR 1,076k), as well as receivables from grants of EUR 1,280k (December 31, 2020: EUR 442k).